Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 6,470	$ 2,721	$ 6,474
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	243,804	235,560	16.2
Preferred stock, shares outstanding	243,804	235,560	16.2
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	25,000,000	25,000,000	25,000,000
Common Stock, shares issued	10,914,396	10,879,899	6,757,225
Common Stock, shares outstanding	10,811,062	10,776,565	6,635,891
Treasury Stock, shares	103,334	103,334	103,334